Provisions - Contingent liabilities - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	$ 306,126	$ 330,602
Tax
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	137,170	125,438
Compensation for exploration for mineral resources
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	6,947
Indirect taxes on sales
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	4,788
Net operating losses for Brazilian corporate income taxes
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	5,189
Foreign exchange losses for Brazilian corporate income taxes
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	10,177
Value-added tax on sales of certain energy contracts
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	32,849
Tax rate applied to interstate sales for manufactured goods with imported content
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	4,058
Credits to the purchases of property, plant and equipment
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	8,662
Civil
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	20,130	24,911
Indemnity lawsuits alleging property damage
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	10,341
Environmental
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	119,747	$ 133,851
Alleged pollution of Sao Francisco River
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	$ 96,946